Intangible Assets, Net (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets, Net are Wells Unassigned to a Reserve	Wells unassigned to a reserve

	As of September 30,
	2024		2023
Wells unassigned to a reserve:
Balance at the beginning of the year	Ps.	18,940,360	Ps.	28,388,655
Additions to construction in progress	24,708,576		27,700,872
Transfers against expenses	(13,340,903)		(19,053,508)
Transfers against fixed assets	(6,701,403)		(12,426,889)
Balance at the end of the period	Ps.	23,606,631	Ps.	24,609,130

Schedule of Other Components of Intangible Assets
Other intangible assets are mainly licenses, exploration expenses, evaluation of assets and concessions.

	As of September 30,
	2024		2023
Balance at the beginning of the year	Ps.	1,410,459	Ps.	1,636,279
Additions	392,363		559,677
Effects of foreign exchange	189,118		(295,299)
Amortization	(298,749)		(378,652)
Balance at the end of the period	Ps.	1,693,191	Ps.	1,522,005